Accumulated Other Comprehensive Income ("AOCI")	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Accumulated Other Comprehensive Income ("AOCI")

14. Accumulated Other Comprehensive Income (“AOCI”)

The components of accumulated other comprehensive income (loss) as of December 31, 2015 and December 31, 2014 are as follows:

(in millions)	2015	2014
Foreign currency translation	$(7.9)	$17.3
Derivative instrument fair market value, net of income taxes of $0.9 and $0.4	(1.8)	(1.0)
Employee pension and postretirement benefit adjustments, net of income taxes of $0.3 and $0.8	(34.8)	(37.0)

	$(44.5)	$(20.7)

Summaries of the changes in accumulated other comprehensive income (loss), net of tax, by component for the years ended December 31, 2014, and December 31, 2015 are as follows:

(in millions)	Foreign Currency Translation	Gains and Losses on Cash Flow Hedges	Pension & Postretirement	Total
Balance at December 31, 2013	$34.2	$(0.4)	$(32.6)	$1.2
Other comprehensive loss before reclassifications	(16.9)	(1.4)	(4.8)	(23.1)
Amounts reclassified from accumulated other comprehensive income	—	0.8	0.4	1.2

Net current period other comprehensive loss	(16.9)	(0.6)	(4.4)	(21.9)

Balance at December 31, 2014	$17.3	$(1.0)	$(37.0)	$(20.7)

Other comprehensive (loss) income before reclassifications	(25.2)	(3.8)	1.1	(27.9)
Amounts reclassified from accumulated other comprehensive income	—	3.0	1.1	4.1

Net current period other comprehensive (loss) income	(25.2)	(0.8)	2.2	(23.8)

Balance at December 31, 2015	$(7.9)	$(1.8)	$(34.8)	$(44.5)

A reconciliation of the reclassifications out of accumulated other comprehensive income, net of tax, for the year ended December 31, 2015 is as follows:

(in millions)	Amount Reclassified from Accumulated Other Comprehensive Income		Recognized Location
Gains and losses on cash flow hedges
Foreign exchange contracts	$(1.4)		Cost of sales
Commodity contracts	(3.4)		Cost of sales

	(4.8)		Total before tax
	1.8		Tax expense

	$(3.0)		Net of tax

Amortization of pension and postretirement items
Amortization of prior service cost	—	(a)
Actuarial losses	(1.1	)(a)

	(1.1)		Total before tax
	—		Tax benefit

	$(1.1)		Net of Tax

Total reclassifications for the period	$(4.1)		Net of Tax

(a)	These other comprehensive income components are included in the net periodic pension cost (see Note 19, “Employee Benefit Plans,” for further details).

A reconciliation of the reclassifications out of accumulated other comprehensive income, net of tax, for the year ended December 31, 2014 is as follows:

(in millions)	Amount Reclassified from Accumulated Other Comprehensive Income		Recognized Location
Gains and losses on cash flow hedges
Foreign exchange contracts	$(0.9)		Cost of sales
Commodity contracts	(0.3)		Cost of sales

	(1.2)		Total before tax
	0.4		Tax expense

	$(0.8)		Net of tax

Amortization of pension and postretirement items
Amortization of prior service cost	0.3	(a)
Actuarial losses	(0.8	)(a)

	(0.5)		Total before tax
	0.1		Tax benefit

	$(0.4)		Net of Tax

Total reclassifications for the period	$(1.2)		Net of Tax

(a)	These other comprehensive income components are included in the net periodic pension cost (see Note 19, “Employee Benefit Plans,” for further details).